UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Edgemoor Investment Advisors, Inc.

Address:   7250 Woodmont Avenue Suite 315 Bethesda, MD  20814


Form 13F File Number: 28-11064


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Paul P. Meehan
Title:  Compliance Officer
Phone:  301-543-8881

Signature,  Place,  and  Date  of  Signing:

/s/ Paul P. Meehan                 Bethesda, MD                       2/1/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             130

Form 13F Information Table Value Total:  $      416,871
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
----------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                                    VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
             NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
----------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
3M Co.                                    COM            88579Y101     9394   114942 SH       SOLE                114942      0    0
AES Trust III                             PFD            00808N202     1957    39856 SH       SOLE                 39856      0    0
AGL Resources                             COM            001204106      897    21235 SH       SOLE                 21235
AT&T Inc.                                 COM            00206r102      359    11881 SH       SOLE                 11881      0    0
Amer Electric Power Co.                   COM            025537101     1669    40398 SH       SOLE                 40398
American Express Co.                      COM            025816109    10890   230867 SH       SOLE                230867
Annaly Mortgage Management                COM            035710409     4961   310844 SH       SOLE                310844
Apache Corporation Convertible            PFD            037411808     1913    35250 SH       SOLE                 35250
Apartment Invest. & Mgt. Pfd. Y           PFD            03748R796      310    12300 SH       SOLE                 12300
Apple Computer Inc.                       COM            037833100     6043    14921 SH       SOLE                 14921      0    0
Ares Capital Corporation                  COM            04010L103     4094   264985 SH       SOLE                264985
Atlantic Power Corp.                      COM            04878Q863     2853   199523 SH       SOLE                199523      0    0
Atmos Energy Corp.                        COM            049560105     1929    57835 SH       SOLE                 57835
Automatic Data Process.                   COM            053015103    13319   246595 SH       SOLE                246595      0    0
BB&T Cap Trust VI Pfd Sec                 PFD            05531B201      584    21800 SH       SOLE                 21800
BCE Inc.                                  COM            05534B760      809    19406 SH       SOLE                 19406
Bank of America Corp. Pref I              PFD            60505682       856    45286 SH       SOLE                 45286      0    0
Bank of America Corp. Preferred L         PFD            060505682     2123     2701 SH       SOLE                  2701
Bank of New York                          COM            064058100      323    16248 SH       SOLE                 16248
Becton Dickinson Co                       COM            075887109     6884    92135 SH       SOLE                 92135      0    0
Berkshire Hathaway Inc. - A               COM            084670108      230        2 SH       SOLE                     2      0    0
Berkshire Hathaway Inc. - B               COM            084670702    14649   191992 SH       SOLE                191992
Biomed Realty Tr PFD A                    PFD            09063H206     3447   135565 SH       SOLE                135565
Black Rock Build America Bond Trust       COM            09248X100     2665   124810 SH       SOLE                124810      0    0
Boardwalk Pipeline Partners, LP           COM            096627104      270     9750 SH       SOLE                  9750      0    0
Canadian Natural Resources Ltd.           COM            136385101     3803   101753 SH       SOLE                101753
CenterPoint Energy                        COM            15189T107      654    32548 SH       SOLE                 32548
Chevrontexaco Corp.                       COM            166764100     1032     9699 SH       SOLE                  9699
Cigna Corp.                               COM            125509109      372     8856 SH       SOLE                  8856      0    0
Cisco Systems Inc.                        COM            17275r102     6459   357235 SH       SOLE                357235
Coca Cola Company                         COM            191216100      241     3440 SH       SOLE                  3440
Comcast Corp. 6.6% Pfd.                   PFD            20030N507     1066    40860 SH       SOLE                 40860
Comcast Corp. 6.8% Pfd.                   PFD            20030N408      727    28405 SH       SOLE                 28405      0    0
Commonwealth Reit Preferred P             PFD            203233606     1437    58779 SH       SOLE                 58779
Compass Minerals International            COM            20451N101     4541    65957 SH       SOLE                 65957      0    0
ConocoPhillips                            COM            20825C104      654     8974 SH       SOLE                  8974
Constellation Energy Preferred A          PFD            210387205      233     8580 SH       SOLE                  8580
Corts Provident Trust 1 Pfd.              PFD            22080X203      491    18830 SH       SOLE                 18830
Cross Timbers Royalty Trust               COM            22757R109     1170    23940 SH       SOLE                 23940
Danaher Corp. Del                         COM            235851102      617    13110 SH       SOLE                 13110
Devon Energy Corp.                        COM            25179M103     7329   118213 SH       SOLE                118213
Diageo PLC ADR                            COM            25243Q205    13421   153519 SH       SOLE                153519      0    0
Dominion Resources Inc.                   COM            25746U109     3236    60972 SH       SOLE                 60972      0    0
Duke Energy Corp.                         COM            26441C105     2637   119885 SH       SOLE                119885
Eaton Vance Tax                           COM            27829F108      151    18250 SH       SOLE                 18250
Enbridge Energy Management LLC Frac       COM            CKC50X106        0   844750 SH       SOLE                844750
Shares
Enbridge Energy Mgmt                      COM            29250X103     3323    95609 SH       SOLE                 95609      0    0
Enbridge Energy Ptrs. LP                  COM            29250R106     1330    40064 SH       SOLE                 40064      0    0
Energy Transfer Equity L.P.               COM            29273V100      487    12000 SH       SOLE                 12000
Energy Transfer Partners                  COM            29273R109     4554    99320 SH       SOLE                 99320
Enerplus Resources Fund                   COM            292766102     1952    77077 SH       SOLE                 77077
Enterprise Products Pptns Lp              COM            293792107     2103    45349 SH       SOLE                 45349      0    0
Exelon Corp.                              COM            30161N101     9593   221189 SH       SOLE                221189
ExxonMobil Corp.                          COM            30231G102    15562   183598 SH       SOLE                183598      0    0
Felcor Lodging Trust Inc. Pfd. A          PFD            31430F200     1409    63625 SH       SOLE                 63625      0    0
Felcor Lodging Trust Inc. Pfd. C          PFD            31430F507     1152    51172 SH       SOLE                 51172
Frontier Communications Corp.             COM            35906A108      117    22768 SH       SOLE                 22768      0    0
General Dynamics Corp.                    COM            369550108     4624    69625 SH       SOLE                 69625      0    0
General Electric Co.                      COM            369604103     9922   554014 SH       SOLE                554014      0    0

                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
----------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                                    VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
             NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
----------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
Google Inc. Cl A                          COM            38259p508     7365    11403 SH       SOLE                 11403
HSBC USA Inc. Series G Dep Shares         PFD            404288H88      547    33295 SH       SOLE                 33295      0    0
HSBC USA, Inc. Preferred D                PFD            40428H706     1178    63354 SH       SOLE                 63354      0    0
Health Care REIT Inc.                     COM            42217K106     1463    26830 SH       SOLE                 26830      0    0
Hersha Hospitality Trust Pfd. A           PFD            427825203      233     9700 SH       SOLE                  9700      0    0
Intel Corp.                               COM            458140100     9515   392385 SH       SOLE                392385      0    0
International Business Machines Corp.     COM            459200101      484     2632 SH       SOLE                  2632      0    0
Ishares Emerging Markets Fund             COM            464287234      393    10367 SH       SOLE                 10367      0    0
Ishares MSCI Japan Index Fund             COM            464286848     4337   476065 SH       SOLE                476065      0    0
Johnson & Johnson                         COM            478160104    13300   202806 SH       SOLE                202806      0    0
Kinder Morgan Energy Ptrs.                COM            494550106     4532    53354 SH       SOLE                 53354      0    0
Kinder Morgan Mgmt.                       COM            49455U100     7872   100250 SH       SOLE                100250      0    0
Linn Energy, LLC                          COM            536020100      379    10000 SH       SOLE                 10000      0    0
Lowe's Companies Inc.                     COM            548661107    11763   463486 SH       SOLE                463486      0    0
MFA Mortgage Investments Pfd. A           PFD            55272X201      376    14800 SH       SOLE                 14800      0    0
Magellan Midstream Partners LP COM        COM            559080106      336     4880 SH       SOLE                  4880      0    0
Markel Corp.                              COM            570535104      371      894 SH       SOLE                   894      0    0
Methanex Corp.                            COM            59151K108      706    30925 SH       SOLE                 30925      0    0
Microsoft Corp.                           COM            594918104    10592   408014 SH       SOLE                408014      0    0
National Grid PLC ADR                     COM            636274300     5675   117059 SH       SOLE                117059      0    0
Noble Corp.                               COM            H5833N103     3874   128193 SH       SOLE                128193      0    0
Norfolk Southern Corp.                    COM            655844108      200     2747 SH       SOLE                  2747      0    0
Novartis AG ADR                           COM            66987V109    13802   241417 SH       SOLE                241417      0    0
Nstar                                     COM            67019E107     1155    24593 SH       SOLE                 24593      0    0
Nustar Energy LP                          COM            67058H102      269     4756 SH       SOLE                  4756      0    0
Nuveen Build America Bond Opportunity     COM            67074Q102      411    19017 SH       SOLE                 19017      0    0
Fund
Nuveen Floating Rate Income Fund          COM            67072T108      980    90272 SH       SOLE                 90272      0    0
Oneok Inc.                                COM            682680103      569     6562 SH       SOLE                  6562      0    0
P S Business Parks, Inc.                  PFD            69360J875      425    16840 SH       SOLE                 16840      0    0
PNC Financial Serivices Group             PFD            69350H202      436    17290 SH       SOLE                 17290      0    0
Penn West Energy Trust                    COM            707887105     1225    61893 SH       SOLE                 61893      0    0
Pepsico Inc.                              COM            713448108      626     9428 SH       SOLE                  9428      0    0
Pfizer Inc.                               COM            717081103     9262   428010 SH       SOLE                428010      0    0
Philip Morris International               COM            718172109      244     3108 SH       SOLE                  3108      0    0
Plains All American Pipeline Lp           COM            726503105      354     4817 SH       SOLE                  4817      0    0
Potomac Electric Pwr Co.                  COM            713291102      511    25174 SH       SOLE                 25174      0    0
Procter & Gamble Co.                      COM            742718109    14205   212942 SH       SOLE                212942      0    0
Provident Energy Trust                    COM            74386V100     4139   427149 SH       SOLE                427149      0    0
Prudential Financial Inflation            PFD            744320409     1771    65594 SH       SOLE                 65594      0    0
Public Storage PFD M                      PFD            74460D232      452    17773 SH       SOLE                 17773      0    0
RLJ Lodging Trust                         COM            749607107      197    11700 SH       SOLE                 11700      0    0
SPDR Barklays Capital High Yield Bond     COM            78464A417     1450    37705 SH       SOLE                 37705      0    0
Santander Finance Preferred A             PFD            80281R888     1821   131316 SH       SOLE                131316      0    0
Schlumberger Ltd.                         COM            806857108      244     3574 SH       SOLE                  3574      0    0
Spectra Energy                            COM            847560109     5137   167072 SH       SOLE                167072      0    0
Steel Dynamics, Inc.                      COM            858119100     2646   201241 SH       SOLE                201241      0    0
Sun Hydraulics Corp.                      COM            866942105      224     9548 SH       SOLE                  9548      0    0
Sunstone Hotel Investors Pfd. A           PFD            867892200     1076    45690 SH       SOLE                 45690      0    0
TC Pipelines LP                           COM            87233Q108      650    13705 SH       SOLE                 13705      0    0
Telefonica SA ADR                         COM            879382208     2424   140999 SH       SOLE                140999      0    0
Texas Instruments Inc.                    COM            882508104      285     9806 SH       SOLE                  9806      0    0
Thermo Fisher Scientific Inc.             COM            883556102     4000    88958 SH       SOLE                 88958      0    0
Tupperware Corp.                          COM            899896104     4562    81500 SH       SOLE                 81500      0    0
United Parcel Service - B                 COM            911312106     9088   124164 SH       SOLE                124164      0    0
Unumprovident Corp.                       COM            91529Y106      381    18100 SH       SOLE                 18100      0    0
Veolia Environment                        COM            92334N103      127    11500 SH       SOLE                 11500      0    0
Verizon Communications                    COM            92343v104     4205   104812 SH       SOLE                104812      0    0
Virginia Commerce Banccorp Inc.           COM            92778Q109      339    43805 SH       SOLE                 43805      0    0
Vodaphone Group ADR                       COM            92857W209      933    33283 SH       SOLE                 33283      0    0

                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
----------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                                    VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
             NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
----------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
Wal-Mart Stores Inc.                      COM            931142103     8231   137729 SH       SOLE                137729      0    0
Walgreen Company                          COM            931422109      280     8474 SH       SOLE                  8474      0    0
Wellpoint Inc.                            COM            94973V107     9451   142660 SH       SOLE                142660      0    0
Wells Fargo & Co.                         COM            949746101      334    12119 SH       SOLE                 12119      0    0
Wells Fargo & Co. Pfd A                   PFD            949746804     4701     4452 SH       SOLE                  4452      0    0
Westar Energy Inc.                        COM            95709T100     2500    86855 SH       SOLE                 86855      0    0
Western Union Co.                         COM            959802109     2184   119629 SH       SOLE                119629      0    0
Wisdom Tree Asia-Pacific ex-Japan Fund    COM            97717W810      295     5075 SH       SOLE                  5075      0    0
WisdomTree Emerging Markets               COM            97717W315    10635   207426 SH       SOLE                207426      0    0
Xcel Energy Inc.                          COM            98389B100     1797    65032 SH       SOLE                 65032      0    0
iShares Barclay 1-3 Year Credit Bond      COM            464288646      299     2870 SH       SOLE                  2870      0    0
iShares Tr Lehman Aggregate Bd Fd         COM            464287226      221     2000 SH       SOLE                  2000      0    0